Earnings per share (Details) - £ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of earnings per share [Abstract]
Loss per ordinary share — basic and diluted (pence per share)	£ (30.3)	£ (18.9)	£ (23.4)
Basic earnings (loss) per share (per share)	£ (0.303)	£ (0.189)	£ (0.234)
Weighted average number of ordinary shares (in shares)	105,326,638	105,110,504	87,748,031